First MetLife Investors Insurance Company

200 Park Avenue

New York, NY 10166

November 5, 2004

VIA EDGAR

Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

Judiciary Plaza

450 Fifth Street, NW

Washington, D.C. 20549

Re:	First MetLife Investors Insurance Company and
First MetLife Investors Variable Annuity Account One
File No. 333-96773 (Class VA, Class AA and Class B)
Rule 497(j)

Commissioners:

On behalf of First MetLife Investors Insurance Company (the “Company”) and First MetLife Investors Variable Annuity Account One (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement, dated November 3, 2004 and the two Prospectus Supplements, dated November 22, 2004 to the Prospectuses dated May 1, 2004 (as supplemented) and the Supplement to the Statement of Additional Information (“SAI”) dated November 1, 2004 to the May 1, 2004 Statement of Additional Information being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements to the Prospectuses and the Supplement to the SAI contained in Post-Effective Amendment No. 4 for the Account filed electronically with the Commission on November 2, 2004.

If you have any questions, please contact me at (617) 578-3514.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate

Senior Counsel of

Metropolitan Life Insurance Company